Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended
		Mar. 06, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025
C000248488
Account Value [Line Items]
Line Graph and Table Measure Name							Cullen Enhanced Equity Income ETF
Accumulated Value		$ 10,000	$ 10,387	$ 10,165	$ 11,088	$ 10,595		$ 11,212	$ 11,079	$ 11,183
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]						S&P 500 Index (USD) (TR)
Accumulated Value		10,000	10,303	10,744	11,376	11,650		11,153	12,373	13,378
Cboe S&P 500 BuyWrite Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]						Cboe S&P 500 BuyWrite Index (USD)
Accumulated Value		$ 10,000	$ 10,223	$ 10,374	$ 10,949	$ 11,583		$ 11,224	$ 11,437	$ 11,841

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	CBOE – Chicago Board Options Exchange